FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

October 31, 2013

Filed Via EDGAR (CIK #0000876441)

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F. Street N.E.

Washington, D.C. 20549

Re: Franklin Templeton International Trust (the "Trust")

       on behalf of Franklin India Growth Fund (the "Fund")

       File Nos. 033-41340 and 811-06336

       PRELIMINARY PROXY MATERIALS

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via the EDGAR system, please find a preliminary copy of the Proxy Statement, Notice of Meeting and Proxy to be furnished to shareholders of the Fund in connection with a special meeting of shareholders (the "Meeting") of the Fund, scheduled to be held on February 12, 2014. Definitive copies of these proxy materials are expected to be released to shareholders in November or December.

At the Meeting, shareholders will be asked to: (1) to approve a new subadvisory agreement between the investment manager and Templeton Asset Management Ltd; and (2) approve the use of a “manager of managers” structure whereby the investment manager will be able to hire and replace subadvisers without shareholder approval.

The Trust intends to mail definitive proxy materials to Fund shareholders if no comments by the Staff of the U.S. Securities and Exchange Commission are received within ten (10) days of the filing of these preliminary proxy materials.

Please direct any questions and comments relating to this filing to Jason Venner, Esq. at 650.312.3455.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

/s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS/dac